ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Reconciliation of beginning and ending amount of unrecognized tax benefits [Roll Forward]
Gross unrecognized tax benefits beginning of year	$ 3,217	$ 3,603	$ 3,892
Increase in tax positions for prior years	943		437
Decrease in tax positions for prior years		(216)
Increase in tax positions for current year	1,286	764	839
Lapse in statute of limitations	(675)	(934)	(1,565)
Gross unrecognized tax benefits end of year	4,771	3,217	3,603
Income tax penalties and interest accrued	400	$ 300	$ 500
Increase in unrecognized tax benefits is reasonably possible	$ 1,200